SEMI-ANNUAL REPORT

 . PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE
  COMPANY

                                [LOGO OF PACIFIC SELECT VARIABLE ANNUITY]

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                           High               Govern-
                                                                Money     Yield    Managed     ment              Aggressive  Growth
                                                                Market    Bond      Bond    Securities   Growth    Equity      LT
                                                              Variable  Variable  Variable   Variable  Variable  Variable   Variable
                                                               Account   Account   Account    Account   Account   Account    Account
                                                              ======================================================================
ASSETS
Investments In Pacific Select Fund:
 Money Market Portfolio (17,616 shares; cost $177,141) ......  $177,094
 High Yield Bond Portfolio (26,194 shares; cost $257,923) ...            $255,662
 Managed Bond Portfolio (33,390 shares; cost $361,046) ......                      $372,144
 Government Securities Portfolio
  (9,197 shares; cost $95,910) ..............................                                $98,419
 Growth Portfolio (1,294 shares; cost $23,917) ..............                                          $30,643
 Aggressive Equity Portfolio (9,517 shares; cost $103,144) ..                                                    $120,381
 Growth LT Portfolio (29,506 shares; cost $466,010) .........                                                              $637,536
Receivables:

 Due from Pacific Life Insurance Company ....................     5,012       105       111                           128
 Fund shares redeemed .......................................                                   285        10                   324
                                                               ---------------------------------------------------------------------
Total Assets ................................................   182,106   255,767   372,255   98,704    30,653    120,509    637,860
                                                               ---------------------------------------------------------------------
LIABILITIES

Payables:

 Due to Pacific Life Insurance Company ......................                                    285        10                   324
 Fund shares purchased ......................................     5,012       105       111                           128
                                                               ---------------------------------------------------------------------
Total Liabilities ...........................................     5,012       105       111      285        10        128        324
                                                               ---------------------------------------------------------------------
NET ASSETS ..................................................  $177,094  $255,662  $372,144  $98,419   $30,643   $120,381   $637,536
                                                               =====================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                   Equity         Multi-                      Bond and
                                                                   Income        Strategy        Equity        Income
                                                                  Variable       Variable       Variable      Variable
                                                                   Account        Account        Account       Account
                                                                  ------------------------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Equity Income Portfolio (28,049 shares; cost $580,557) .......     $705,325
 Multi-Strategy Portfolio (14,951 shares; cost $219,535) ......                    $245,334
 Equity Portfolio (10,007 shares; cost $217,251) ..............                                   $279,123
 Bond and Income Portfolio (7,455 shares; cost $91,406) .......                                                 $98,051
 Equity Index Portfolio (23,718 shares; cost $512,925) ........
 International Portfolio (37,649 shares; cost $585,387) .......
 Emerging Markets Portfolio (8,962 shares; cost $88,413) ......
Receivables:
 Due from Pacific Life Insurance Company ......................                                          4           36
 Fund shares redeemed .........................................          130             33
                                                                --------------------------------------------------------
Total Assets ..................................................      705,455        245,367        279,127       98,087
                                                                --------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ........................          130             33
 Fund shares purchased ........................................                                          4           36
                                                                --------------------------------------------------------
Total Liabilities .............................................          130             33              4           36
                                                                --------------------------------------------------------
NET ASSETS ....................................................     $705,325       $245,334       $279,123      $98,051
                                                                ========================================================
                                                                     Equity       Inter-       Emerging
                                                                      Index      national       Markets
                                                                    Variable     Variable      Variable
                                                                     Account      Account       Account
                                                                  ---------------------------------------
ASSETS
Investments In Pacific Select Fund:
 Equity Income Portfolio (28,049 shares; cost $580,557) .......
 Multi-Strategy Portfolio (14,951 shares; cost $219,535) ......
 Equity Portfolio (10,007 shares; cost $217,251) ..............
 Bond and Income Portfolio (7,455 shares; cost $91,406) .......
 Equity Index Portfolio (23,718 shares; cost $512,925) ........       $706,952
 International Portfolio (37,649 shares; cost $585,387) .......                    $652,886
 Emerging Markets Portfolio (8,962 shares; cost $88,413) ......                                  $73,721
Receivables:
 Due from Pacific Life Insurance Company ......................                                      247
 Fund shares redeemed .........................................            581        4,586
                                                                  ---------------------------------------
Total Assets ..................................................        707,533      657,472       73,968
                                                                  ---------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company ........................            581        4,586
 Fund shares purchased ........................................                                      247
                                                                  ---------------------------------------
Total Liabilities .............................................            581        4,586          247
                                                                  ---------------------------------------
NET ASSETS ....................................................       $706,952     $652,886      $73,721
                                                                  =======================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                                   High                     Govern-
                                                                      Money        Yield       Managed       ment
                                                                     Market        Bond         Bond      Securities     Growth
                                                                    Variable     Variable     Variable     Variable     Variable
                                                                     Account      Account      Account      Account      Account
                                                                   --------------------------------------------------------------
INVESTMENT INCOME
 Dividends ......................................................      $4,344      $12,344      $13,481       $4,476      $ 3,261
EXPENSES
 Mortality and expense risk fee .................................       1,045        1,566        2,103          608          208
                                                                   --------------------------------------------------------------
Net Investment Income (Loss) ....................................       3,299       10,778       11,378        3,868        3,053
                                                                   --------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ...................         172           75            1          318        1,651
 Net unrealized appreciation (depreciation) on investments ......        (137)      (5,612)         127         (964)      (2,908)
                                                                   --------------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ..........          35       (5,537)         128         (646)      (1,257)
                                                                   --------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................      $3,334      $ 5,241      $11,506       $3,222      $ 1,796
                                                                   ==============================================================


                                                                   Aggressive      Growth
                                                                     Equity          LT
                                                                    Variable      Variable
                                                                     Account       Account
                                                                   -----------------------
INVESTMENT INCOME
 Dividends ......................................................                 $ 26,650
EXPENSES
 Mortality and expense risk fee .................................     $   677        3,520
                                                                   -----------------------
Net Investment Income (Loss) ....................................        (677)      23,130
                                                                   -----------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ...................         871        5,202
 Net unrealized appreciation (depreciation) on investments ......      12,092      118,184
                                                                   -----------------------
Net Realized And Unrealized Gain (Loss) On Investments ..........      12,963      123,386
                                                                   -----------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................     $12,286     $146,516
                                                                   =======================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                         Equity       Multi-                   Bond and      Equity       Inter-       Emerging
                                         Income      Strategy      Equity       Income        Index      national       Markets
                                        Variable     Variable     Variable     Variable     Variable     Variable      Variable
                                         Account      Account      Account      Account      Account      Account       Account
                                        ==========================================================================================
INVESTMENT INCOME
 Dividends ............................   $77,234      $19,100      $15,536       $2,917      $ 9,415      $47,203     $    125
EXPENSES
 Mortality and expense risk fee .......     4,087        1,381        1,549          533        4,028        3,799          486
                                        ------------------------------------------------------------------------------------------
Net Investment Income (Loss) ..........    73,147       17,719       13,987        2,384        5,387       43,404         (361)
                                        ------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss)
  from security transactions ..........     3,801          789        1,576          100        8,615       20,443         (297)
 Net unrealized appreciation
  (depreciation) on investments .......    11,948        1,789       35,585        1,142       84,516       18,504      (10,397)
                                        ------------------------------------------------------------------------------------------
Net Realized And Unrealized Gain
 (Loss) On Investments ................    15,749        2,578       37,161        1,242       93,131       38,947      (10,694)
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............   $88,896      $20,297      $51,148       $3,626      $98,518      $82,351     $(11,055)
                                        ==========================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                High                  Govern-
                                                    Money      Yield     Managed       ment                 Aggressive    Growth
                                                    Market      Bond       Bond     Securities    Growth      Equity        LT
                                                   Variable   Variable   Variable    Variable    Variable    Variable    Variable
                                                   Account    Account    Account     Account     Account     Account     Account
                                                 =================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .................  $   3,299    $ 10,778   $ 11,378   $  3,868     $  3,053   $   (677)    $ 23,130
 Net realized gain from security transactions .        172          75          1        318        1,651        871        5,202
 Net unrealized appreciation (depreciation)
  on investments ..............................       (137)     (5,612)       127       (964)      (2,908)    12,092      118,184
                                                 ---------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ..............................      3,334       5,241     11,506      3,222        1,796     12,286      146,516
                                                 ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .....................     83,973      17,891     26,483      6,744          174      6,892       29,081
 Transfers--policy charges and deductions .....     (2,625)     (1,961)    (3,371)      (622)        (916)      (646)      (3,048)
 Transfers in (from other variable accounts) ..    335,497      43,833     55,098     14,401       15,280     41,187       70,229
 Transfers out (to other variable accounts) ...   (413,304)    (42,213)   (19,719)   (21,245)     (17,752)   (31,581)     (80,089)
 Transfers--other .............................     (9,540)     (5,126)    (6,442)    (3,314)      (1,547)    (1,989)     (12,215)
                                                 ---------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .....................     (5,999)     12,424     52,049     (4,036)      (4,761)    13,863        3,958
                                                 ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........     (2,665)     17,665     63,555       (814)      (2,965)    26,149      150,474
                                                 ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ..........................    179,759     237,997    308,589     99,233       33,608     94,232      487,062
                                                 ---------------------------------------------------------------------------------
 End of Period ................................  $ 177,094    $255,662   $372,144   $ 98,419     $ 30,643   $120,381     $637,536
                                                 =================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)


                                                                    Equity         Multi-                      Bond and
                                                                    Income        Strategy        Equity        Income
                                                                   Variable       Variable       Variable      Variable
                                                                    Account        Account        Account       Account
                                                                 -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .................................      $ 73,147       $ 17,719       $ 13,987      $ 2,384
 Net realized gain (loss) from security transactions ..........         3,801            789          1,576          100
 Net unrealized appreciation (depreciation) on investments ....        11,948          1,789         35,585        1,142
                                                                 -------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..............................................        88,896         20,297         51,148        3,626
                                                                 -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .....................................        42,972         15,918         15,584        6,440
 Transfers--policy charges and deductions .....................        (4,416)        (1,765)        (1,352)        (461)
 Transfers in (from other variable accounts) ..................        73,492         36,228         32,847       22,799
 Transfers out (to other variable accounts) ...................       (59,387)       (16,092)       (27,567)     (10,249)
 Transfers--other .............................................       (13,381)        (4,850)        (4,834)      (1,744)
                                                                 -------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions .....................................        39,280         29,439         14,678       16,785
                                                                 -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................       128,176         49,736         65,826       20,411
                                                                 -------------------------------------------------------
NET ASSETS
 Beginning of Period ..........................................       577,149        195,598        213,297       77,640
                                                                 -------------------------------------------------------
 End of Period ................................................     $ 705,325      $ 245,334       $279,123     $ 98,051
                                                                 =======================================================


                                                                    Equity         Inter-          Emerging
                                                                     Index        national         Markets
                                                                   Variable       Variable         Variable
                                                                    Account        Account         Account
                                                                 ------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .................................        $5,387        $43,404          $(361)
 Net realized gain (loss) from security transactions ..........         8,615         20,443           (297)
 Net unrealized appreciation (depreciation) on investments ....        84,516         18,504        (10,397)
                                                                 ------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..............................................        98,518         82,351        (11,055)
                                                                 ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .....................................        47,795         30,410          5,236
 Transfers--policy charges and deductions .....................        (3,762)        (3,899)          (332)
 Transfers in (from other variable accounts) ..................       107,692        210,622         17,776
 Transfers out (to other variable accounts) ...................       (92,352)      (194,944)       (12,107)
 Transfers--other .............................................       (13,711)       (10,971)        (1,166)
                                                                 ------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions .....................................        45,662         31,218          9,407
                                                                 ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................       144,180        113,569         (1,648)
                                                                 ------------------------------------------
NET ASSETS
 Beginning of Period ..........................................       562,772        539,317         75,369
                                                                 ------------------------------------------
 End of Period ................................................      $706,952      $ 652,886       $ 73,721
                                                                 ==========================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                               High                     Govern-
                                                  Money        Yield       Managed       ment                 Aggressive    Growth
                                                 Market        Bond         Bond      Securities    Growth      Equity        LT
                                                Variable     Variable     Variable     Variable    Variable    Variable    Variable
                                                 Account      Account      Account      Account     Account     Account     Account
                                               ====================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ...............  $  6,709      $ 14,266      $ 10,895    $ 3,512     $ 2,817     $  (850)    $ 13,954
 Net realized gain (loss) from
  security transactions .....................       (14)          387          (268)      (168)      1,567        (585)         716
 Net unrealized appreciation
  (depreciation) on investments .............        (3)         (124)        9,969      3,517       3,843       3,975       22,018
                                               ------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ............................     6,692        14,529        20,596      6,861       8,227       2,540       36,688
                                               ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ...................   407,184        65,608        90,345     18,702         466      32,980      111,853
 Transfers--policy charges
  and deductions ............................    (2,713)       (2,620)       (2,668)    (1,716)       (654)       (714)      (3,895)
 Transfers in (from other
  variable accounts) ........................   493,873       119,494        82,960     32,708       7,804      71,444      138,546
 Transfers out (to other variable accounts) .  (844,241)      (96,259)      (37,009)   (31,414)     (7,720)    (47,132)    (105,269)
 Transfers--other ...........................   (14,044)       (8,185)       (7,976)    (5,468)     (4,161)     (1,840)     (13,875)
                                               ------------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
  Derived From Policy Transactions ..........    40,059        78,038       125,652     12,812      (4,265)     54,738      127,360
                                               ------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ..................    46,751        92,567       146,248     19,673       3,962      57,278      164,048
                                               ------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..........................   133,008       145,430       162,341     79,560      29,646      36,954      323,014
                                               ------------------------------------------------------------------------------------
 End of Year ................................  $179,759      $237,997      $308,589    $99,233     $33,608     $94,232     $487,062
                                               ====================================================================================

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                              Equity    Multi-             Bond and   Equity     Inter-    Emerging
                                                              Income   Strategy   Equity    Income    Index     national    Markets
                                                             Variable  Variable  Variable  Variable  Variable   Variable   Variable
                                                             Account   Account   Account   Account   Account    Account    Account
                                                             =======================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .............................. $ 21,494  $  9,949  $  3,846  $  3,790  $  13,820  $  11,352  $   (367)
 Net realized gain (loss) from security transactions .......    3,481       705     1,815       (84)     6,185      4,148      (385)
 Net unrealized appreciation (depreciation) on investments .   72,238    13,607    15,977     5,524     80,096      9,909    (3,911)
                                                             -----------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ...........................................   97,213    24,261    21,638     9,230    100,101     25,409    (4,663)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ..................................  139,421    44,848    61,684    18,421    151,785    143,884    27,528
 Transfers--policy charges and deductions ..................   (4,837)   (2,182)   (1,073)   (1,051)    (3,528)    (3,992)     (378)
 Transfers in (from other variable accounts) ...............  140,187    43,643    69,763    19,615    220,944    250,890    87,097
 Transfers out (to other variable accounts) ................  (82,182)  (21,717)  (43,588)  (13,877)  (140,715)  (188,605)  (61,671)
 Transfers--other ..........................................  (14,665)   (5,989)   (4,653)   (2,179)   (12,182)   (14,402)   (1,349)
                                                             -----------------------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ..................................  177,924    58,603    82,133    20,929    216,304    187,775    51,227
                                                             ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS .................................  275,137    82,864   103,771    30,159    316,405    213,184    46,564
                                                             -----------------------------------------------------------------------
NET ASSETS
 Beginning of Year .........................................  302,012   112,734   109,526    47,481    246,367    326,133    28,805
                                                             -----------------------------------------------------------------------
 End of Year ............................................... $577,149  $195,598  $213,297  $ 77,640  $ 562,772  $ 539,317  $ 75,369
                                                             =======================================================================

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Section A of this report and should be read in conjunction with the Separate Account's financial statements.

    The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-67) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

    The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    A. Valuation of Investments

    Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

    B. Security Transactions

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

    C. Federal Income Taxes

    The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2.  DIVIDENDS

    During the six months period ended June 30, 1998, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3.  CHARGES AND EXPENSES

    Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

5.  SELECTED ACCUMULATION UNIT**
    INFORMATION

    Selected accumulation unit information for the period ended June 30, 1998 were as follows:

                                             Accumulation
                                              Unit Value
                                           ----------------      Number
                                             At                 of Units
                              Commence-    Begin-      At      Outstanding
           Variable           ment of      ning of   End of     At End of
           Accounts          Operations    Period    Period      Period
           --------          ----------    -------   ------    -----------
     Money Market              7/24/90     $12.77    $13.03     13,591,362
     High Yield Bond           8/16/90     $22.35    $22.83     11,199,352
     Managed Bond              9/05/90     $18.00    $18.62     19,986,502
     Government Securities     8/22/90     $17.24    $17.81      5,524,618
     Growth                    8/16/90     $31.34    $33.00        928,652
     Aggressive Equity         4/01/96     $10.95    $12.31      9,776,070
     Growth LT                 1/04/94     $19.27    $25.00     25,497,395
     Equity Income             8/16/90     $27.45    $31.52     22,378,956
     Multi-Strategy            9/25/90     $23.22    $25.48      9,628,575
     Equity                    1/04/95     $18.06    $22.24     12,552,122
     Bond and Income           1/04/95     $14.86    $15.49      6,329,679
     Equity Index              2/11/91     $27.96    $32.66     21,643,961
     International             8/16/90     $16.27    $18.65     34,998,750
     Emerging Markets          4/01/96     $ 9.31    $ 8.05      9,157,198

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of June 30, 1998 were as follows (amounts in thousands):

                                                                                          Variable Accounts
                                                                 =================================================================
                                                                                                            Govern-
                                                                   Money       High Yield     Managed         ment
                                                                   Market         Bond          Bond       Securities      Growth
                                                                 =================================================================
Total cost of investments at beginning of period                 $179,669      $234,646      $297,618       $95,760       $23,974
Add:   Total net proceeds from policy and M&E transactions        236,265        31,164        51,736         9,011        12,533
       Reinvested distributions from the Fund:
       (a) Net investment income                                    4,344        10,051         8,808         2,609
       (b) Net realized gain                                                      2,293         4,673         1,867         3,261
                                                                 -----------------------------------------------------------------
                             Sub-Total                            420,278       278,154       362,835       109,247        39,768
Less:  Cost of investments disposed during the period             243,137        20,231         1,789        13,337        15,851
                                                                 -----------------------------------------------------------------
Total cost of investments at end of period                        177,141       257,923       361,046        95,910        23,917
Add:   Unrealized appreciation (depreciation)                         (47)       (2,261)       11,098         2,509         6,726
                                                                 -----------------------------------------------------------------
Total market value of investments at end of period               $177,094      $255,662      $372,144       $98,419        $30,643
                                                                 =================================================================

                                                                 Aggressive      Growth        Equity        Multi-
                                                                   Equity          LT          Income       Strategy       Equity
                                                                 =================================================================
Total cost of investments at beginning of period                 $ 89,087      $433,720      $464,329      $171,588      $187,010
Add:   Total net proceeds from policy and M&E transactions         31,102        35,299        55,415        32,926        22,218
       Reinvested distributions from the Fund:
       (a) Net investment income                                                  1,395         2,297         3,180           291
       (b) Net realized gain                                                     25,255        74,937        15,920        15,245
                                                                 -----------------------------------------------------------------
                             Sub-Total                            120,189       495,669       596,978       223,614       224,764
Less:  Cost of investments disposed during the period              17,045        29,659        16,421         4,079         7,513
                                                                 -----------------------------------------------------------------
Total cost of investments at end of period                        103,144       466,010       580,557       219,535       217,251
Add:   Unrealized appreciation                                     17,237       171,526       124,768        25,799        61,872
                                                                 -----------------------------------------------------------------
Total market value of investments at end of period               $120,381      $637,536      $705,325      $245,334      $279,123
                                                                 =================================================================

                                                                  Bond and       Equity        Inter-       Emerging
                                                                   Income        Index        national      Markets
                                                                 ====================================================
Total cost of investments at beginning of period                  $72,137      $453,261      $490,322       $79,664
Add:   Total net proceeds from policy and M&E transactions         19,320        79,741       179,142        12,118
       Reinvested distributions from the Fund:
       (a) Net investment income                                    2,756         4,321         3,421           125
       (b) Net realized gain                                          161         5,094        43,782
                                                                 ----------------------------------------------------
                             Sub-Total                             94,374       542,417       716,667        91,907
Less:  Cost of investments disposed during the period               2,968        29,492       131,280         3,494
                                                                 ----------------------------------------------------
Total cost of investments at end of period                         91,406       512,925       585,387        88,413
Add:   Unrealized appreciation (depreciation)                       6,645       194,027        67,499       (14,692)
                                                                 ----------------------------------------------------
Total market value of investments at end of period                $98,051      $706,952      $652,886       $73,721
                                                                 ====================================================